PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
Schedule of details of property and equipment

		Production &
	Leasehold	development	Computer	Computer	Office
	improvements	equipment	hardware	software	equipment	Total
COST
Balance as at January 1, 2019	$169,938	$1,488,958	$543,922	$653,072	$316,085	$3,171,975
Additions during the year	—	203,169	—	40,332	—	243,501
Balance at December 31, 2019	$169,938	$1,692,127	$543,922	$693,404	$316,085	$3,415,476

Additions during the year	—	202,329	106,149	33,289	—	341,767
Disposals during the year	—	(88,285)	—	—	—	(88,285)
Balance as at December 31, 2020	$169,938	$1,806,171	$650,071	$726,693	$316,085	$3,668,958

Additions during the year	—	110,987	—	53,094	—	164,081
Disposals during the year	—	(40,661)	—	—	—	(40,661)
Write downs for obsolescence	(111,390)	(1,799,123)	—	—	—	(1,910,513)
Balance as at December 31, 2021	$58,548	$77,374	$650,071	$779,787	$316,085	$1,881,865

ACCUMULATED DEPRECIATION
Balance at January 1, 2019	$89,855	$951,605	$433,443	$646,072	$237,372	$2,358,347
Depreciation for the year	18,132	184,429	33,144	40,371	15,744	291,820
Disposals during the year	—	(2,664)	—	—	—	(2,664)
Balance at December 31, 2019	$107,987	$1,133,370	$466,587	$686,443	$253,116	$2,647,503

Depreciation for the year	25,636	184,973	33,815	37,477	12,593	294,494
Disposals during the year	—	(76,319)	—	—	—	(76,319)
Balance at December 31, 2020	$133,623	$1,242,024	$500,402	$723,920	$265,709	$2,865,678

Depreciation for the year	12,818	85,415	44,900	36,424	10,076	189,633
Disposals during the year	—	(38,596)	—	—	—	(38,596)
Write downs for obsolescence	(87,893)	(1,228,998)	—	—	—	(1,316,891)
Balance at December 31, 2021	$58,548	$59,845	$545,302	$760,344	$275,785	$1,699,824

CARRYING AMOUNTS
As at December 31, 2019	$61,951	$558,757	$77,335	$6,961	$62,969	$767,973
As at December 31, 2020	$36,315	$564,147	$149,669	$2,773	$50,376	$803,280
As at December 31, 2021	$—	$17,529	$104,769	$19,443	$40,300	$182,041